Consolidated Statement of Changes In Equity - USD ($)	Issued capital [member]		Share premium [member]		Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance (Increase (decrease) due to changes in accounting policy [member]) at Mar. 31, 2019	$ 0		$ 0		$ 0	$ 0	$ 20,000	$ 0	$ 20,000
Balance at Mar. 31, 2019	163,000		40,215,000		(2,177,000)	19,846,000	(34,062,000)	0	23,985,000
Balance at Mar. 31, 2019	163,000		40,215,000		(2,177,000)	19,846,000	(34,042,000)	0	24,005,000
Statement Line Items [Line Items]
Total comprehensive loss for the year	0		0		(102,000)	0	(1,446,000)	0	(1,548,000)
Equity instruments	0		0		0	(3,000)	0	0	(3,000)
Disposal of treasury shares	0		0		0	233,000	(171,000)	0	62,000
Total increase (decrease) in equity	0		0		(102,000)	230,000	(1,617,000)	0	(1,489,000)
Loss for the year									(1,446,000)
Other comprehensive income/(expense)									(102,000)
Balance at Jun. 30, 2019	163,000		40,215,000		(2,279,000)	20,076,000	(35,659,000)	0	22,516,000
Statement Line Items [Line Items]
Total comprehensive loss for the year	0		0		(1,028,000)	0	(5,103,000)	0	(6,131,000)
Equity instruments	0		0		0	971,000	0	0	971,000
Total increase (decrease) in equity	0		0		(1,028,000)	1,332,000	(5,114,000)	184,000	(4,626,000)
Other reserves	0		0		0	17,000	(11,000)	0	6,000
Increase (decrease) through share-based payment transactions, equity	0		0		0	344,000	0	0	344,000
Non-controlling interest	0		0		0	0	0	184,000	184,000
Loss for the year									(5,103,000)
Other comprehensive income/(expense)									(1,028,000)
Employee share awards	0		0		0	344,000	0	0	344,000
Balance at Jun. 30, 2020	163,000		40,215,000		(3,307,000)	21,408,000	(40,773,000)	184,000	17,890,000
Statement Line Items [Line Items]
Total comprehensive loss for the year									(6,357,000)
Equity instruments	0		0		0	(3,141,000)	0	0	(3,141,000)
Increase (decrease) through share-based payment transactions, equity	9,000	[1]	961,000	[1]	0	107,000	0	0	1,077,000
Loss for the year	0		0		0	0	(7,571,000)	(387,000)	(7,958,000)
Other comprehensive income/(expense)	0		0		1,842,000	(241,000)	0	0	1,601,000
Increase (decrease) in equity before transaction with owners in their capacity of owners	163,000		40,215,000		(1,465,000)	21,167,000	(48,344,000)	(203,000)	11,533,000
Capital raises	49,000	[2]	34,317,000	[2]	0	(2,804,000)	0	0	31,562,000
Other share issuances	1,000		736,000		0	(15,000)	0	0	722,000
Employee share awards	9,000	[1]	961,000	[1]	0	107,000	0	0	1,077,000
Non-controlling interest	0		0		0	0	(1,538,000)	203,000	(1,335,000)
Increase (decrease) through transactions with owners, equity	59,000		36,014,000		0	(5,853,000)	(1,538,000)	203,000	28,885,000
Balance at Jun. 30, 2021	$ 222,000		$ 76,229,000		$ (1,465,000)	$ 15,314,000	$ (49,882,000)	$ 0	$ 40,418,000

[1]	792,126 shares were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan during the year.
[2]	During the year, the Company completed a series of capital raises on NASDAQ. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, as at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020.